Work in Process - Schedule of Work in Progress (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Contractors [Abstract]
Costs incurred on uncompleted contracts		$ 80,620
Estimated earnings
Less: Billings to date		(100,775)
Total		(20,155)
Costs and estimated earnings in excess of billings on contracts in process
Billings in excess of costs and estimated earnings on contracts in process		20,155
Total		$ 20,155